Shareholders' Equity - Bonus share award plans (Details)					12 Months Ended
	Dec. 08, 2021	Apr. 16, 2021	Apr. 18, 2019	Jan. 26, 2019	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2019
Bonus share award plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued					589,000	283,500
AGA 2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued			77,500
AGA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued				10,000
AGA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					2 years
Issued					37,500	37,500
Holding period (year)						1 year
Number of shares per AGA | shares					1
Fair value per AGA at grant date ()					€ 1.92
Stock price reference | € / shares					€ 2
Non-transferable discount					3.80%
AGA 2019-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued						246,000
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years
Issued	123,000	466,000			466,000
Number of shares per AGA | shares					1
Expected volatility					64.00%
Average life (years)					3 years
Risk-free rate					0.60%
AGA 2021 | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per AGA at grant date ()					€ 9.8
AGA 2021 | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per AGA at grant date ()					€ 11.3
AGA 2021-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued					466,000
AGA 2021-bis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years
Issued					123,000
Number of shares per AGA | shares					1
Expected volatility					64.00%
Average life (years)					2 years 3 months 18 days
Risk-free rate					0.60%
AGA 2021-bis | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per AGA at grant date ()					€ 11.4
AGA 2021-bis | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per AGA at grant date ()					€ 12.2